UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices) (Zip code)

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

ETFMG Prime Junior Silver ETF

ETFMG Prime Cyber Security ETF

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF

ETFMG Travel Tech ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The funds are a series of ETF Managers Trust.

ETFMG™ ETFs

TABLE OF CONTENTS

March 31, 2020 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

Performance Overview

During the 6-month period ended March 31, 2020, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 0.07%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned -0.74%. Below is a performance overview for each Fund for the same 6-month period, except as noted otherwise.

ETFMG Prime Junior Silver Miners ETF (SILJ)

The ETFMG Prime Junior Silver Miners ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for the Fund was -27.66%, while the total return for the Index was -28.04%. The worst performers in the Fund on the basis of contribution to return were Hochschild Mining, First Majestic Silver, and Hecla Mining.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Over the period, the total return for the Fund was -2.44%, while the total return for the Index was -2.98%. The best performers in the Fund on the basis of contribution to return were Sophos Group, Carbonite, and Fortinet, while the worst performers were Tufin Software Technologies, Cisco Systems, and Fingerprint Cards.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Over the period, the total return for the Fund was -19.65%, while the total return for the Index was -19.33%. The best performers in the Fund on the basis of contribution to return were Adyen, Nexi Spa, and GMO Payment Gateway, while the worst performers were PagSeguro Digital, Discover Financial Services, and American Express.

ETFMG Sit Ultra Short ETF (VALT)

The following information pertains to the fiscal period from the Fund’s inception, October 8, 2019 to March 31, 2020.

The ETFMG Sit Ultra Short ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks maximum current income, consistent with preservation of capital and daily liquidity.

Over the fiscal period, the total return for the Fund was -3.07%, while the total return for its benchmark, the Bloomberg Barclays U.S. Treasury Bills Index: 1-3 month Index, was 0.91%.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated domestic and foreign debt securities and other instruments. The Fund uses the Bloomberg Barclays U.S. Treasury Bills Index: 1-3-month Index as its benchmark index. The Fund seeks to maintain an average effective duration within a range of 2 months to 1 year.

ETFMG Travel Tech ETF (AWAY)

The following information pertains to the fiscal period from the Fund’s inception, February 12, 2020 to March 31, 2020.

The ETFMG Travel Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Travel Technology Index NTR (the “Index”).

Over the fiscal period, the total return for the Fund was -42.91%, while the total return the Index, was -43.59%. The best performers in the Fund on the basis of contribution to return were Lotte Tour Development and Hana Tour Service, while the worst performers were Webjet, Expedia Group, and Despegar.com.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

You can find further details about SILJ, HACK, IPAY, VALT and AWAY by visiting www.etfmgfunds.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

ETFMG Prime Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2020	1 Year Return	5 Year Return	Since Inception (11/28/12)	Value of $10,000 (3/31/20)
ETFMG Prime Junior Silver Miners ETF (NAV)	-23.01%	0.30%	-13.05%	$3,583
ETFMG Prime Junior Silver Miners ETF (Market)	-23.58%	-0.08%	-13.22%	$3,534
S&P 500 Index	-6.98%	6.73%	10.88%	$21,329
Prime Junior Silver Miners & Explorers Index	-23.25%	1.66%	-12.18%	$3,856

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Junior Silver Miners ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)

Security		% of Total Investments
1	Pan American Silver Corp.	13.41%
2	Hecla Mining Co.	11.15%
3	First Majestic Silver Corp.	11.07%
4	Coeur Mining, Inc.	8.86%
5	SilverCrest Metals, Inc.	4.70%
6	Hochschild Mining PLC	4.56%
7	MAG Silver Corp.	4.28%
8	Silvercorp Metals, Inc.	4.10%
9	SSR Mining, Inc.	4.10%
10	Yamana Gold, Inc.	3.83%

Top Ten Holdings = 70.06% of Total Investments

*	Current portfolio holdings may not be indicative of future fund holdings.

ETFMG Prime Cyber Security ETF
Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	5 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	Return	(11/11/14)	(3/31/20)
ETFMG Prime Cyber Security ETF (NAV)	-8.52%	5.81%	7.59%	$14,824
ETFMG Prime Cyber Security ETF (Market)	-9.04%	5.69%	7.49%	$14,752
S&P 500 Index	-6.98%	6.73%	6.67%	$14,154
Prime Cyber Defense Index	-8.78%	6.01%	7.93%	$15,077

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)

Security		% of Total Investments
1	CloudFlare, Inc.	3.35%
2	ETFMG Sit Ultra Short ETF	3.31%
3	Cisco Systems, Inc.	3.17%
4	Akamai Technologies, Inc.	2.87%
5	Qualys, Inc.	2.62%
6	Splunk, Inc.	2.60%
7	Fortinet, Inc.	2.56%
8	Trend Micro, Inc.	2.41%
9	Ping Identity Holding Corp.	2.37%
10	Proofpoint, Inc.	2.35%

Top Ten Holdings = 27.61% of Total Investments

*	Current portfolio holdings may not be indicative of future Fund holdings.

ETFMG Prime Mobile Payments ETF

Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(7/15/15)	(3/31/20)
ETFMG Prime Mobile Payments ETF (NAV)	-12.73%	9.23%	$15,161
ETFMG Prime Mobile Payments ETF (Market)	-13.22%	9.13%	$15,092
S&P 500 Index	-6.98%	6.59%	$13,509
Prime Mobile Payments Index	-12.08%	9.91%	$15,611

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844- ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)

Security		% of Total Investments
1	PayPal Holdings, Inc.	5.73%
2	Fidelity National Information Services, Inc.	5.67%
3	Visa, Inc.	5.60%
4	MasterCard, Inc.	5.25%
5	Fiserv, Inc.	5.24%
6	Global Payments, Inc.	4.95%
7	ETFMG Sit Ultra Short ETF	4.94%
8	American Express Co.	4.42%
9	Adyen N.V.	4.10%
10	Square, Inc.	3.32%

Top Ten Holdings = 49.22% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Sit Ultra Short ETF
Growth of $10,000 (Unaudited)

Average Annual Returns	Since Inception	Value of $10,000
Period Ended March 31, 2020	(10/8/2019)	(3/31/20)
ETFMG Sit Ultra Short ETF (NAV)	-3.07%	$9,693
ETFMG Sit Ultra Short ETF (Market)	-3.15%	$9,685

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 8, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.

ETFMG Sit Ultra Short ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)

Security		% of Total Investments
1	Carvana Auto Receivables Trust	3.47%
2	Albemarle Corp.	2.99%
3	Hyundai Capital America	2.99%
4	Westlake Automobile Receivables Trust	2.91%
5	AbbVie, Inc.	2.86%
6	HSBC Holdings PLC	2.64%
7	Arrow Electronics, Inc.	2.53%
8	Commonwealth Bank of Australia	2.49%
9	Westpac Banking Corp.	2.47%
10	Daimler Finance North America LLC	2.33%

Top Ten Holdings = 27.68% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Travel Tech ETF
Growth of $10,000 (Unaudited)

Average Annual Returns	Since Inception	Value of $10,000
Period Ended March 31, 2020	(2/12/2020)	(3/31/20)
ETFMG Travel Tech ETF (NAV)	-42.91%	$5,709
ETFMG Travel Tech ETF (Market)	-42.80%	$5,720
S&P 500 Index	-23.28%	$7,672
Prime Travel Technology Index GTR	-43.59%	$5,641

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on February 12, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Travel Tech ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)

Security		% of Total Investments
1	Uber Technologies, Inc.	13.25%
2	Booking holdings, Inc.	9.40%
3	Lyft, Inc.	7.84%
4	Trip.com Group, Ltd.	7.21%
5	Amadeus IT Group S.A.	6.28%
6	Trainline PLC	5.05%
7	Hongcheng-Elong Holdings, Ltd.	4.74%
8	TravelSky, Ltd.	4.51%
9	Expedia Group, Inc.	4.18%
10	TripAdvisor, Inc.	4.02%

Top Ten Holdings = 66.48% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver Miners ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index . To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index.

The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETFMG™ ETFs

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

VALT

The ETFMG Sit Ultra Short ETF (the “Fund” or the “Ultra Short ETF”) seeks maximum current income, consistent with preservation of capital and daily liquidity.

The market price of the Fund’s fixed-income instruments may change, sometimes rapidly or unpredictably, in response to changes in interest rates, factors affecting securities markets generally, and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. The Fund may invest in floating rate securities, which are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. The Fund may invest in U.S. dollar-denominated debt obligations of foreign issuers. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. From time to time the Fund may invest a substantial amount of its assets in taxable or tax-exempt municipal securities whose interest is paid solely from revenues of similar projects.

ETFMG™ ETFs

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

The Fund is recently organized with a limited operating history. The Fund may not meet its investment objective based on the success or failure to implement investment strategies for the Fund.

The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In the event of large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s performance.

AWAY

The ETFMG Travel Tech ETF (the “Fund” or the “Travel Tech ETF”) seeks investment results that correspond generally to the price and yield, before fund fees and expenses, of the Prime Travel Technology Index (the “Index”).

Investing involves risk, including loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

ETFMG™ ETFs

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra ETF	ETFMG Travel Tech ETF
As a percent of Net Assets:
Australia	—%	—%	0.4%	—%	1.8%
Brazil	—	—	1.2	—	1.4
Canada	66.4	—	—	—	—
China	—	—	—	—	4.4
Cyprus	—	—	1.2	—	0.1
Finland	—	0.1	—	—	—
France	—	—	6.2	—	—
Germany	—	—	3.7	—	—
Hong Kong	—	—	0.8	—	—
Israel	—	7.2	—	—	—
Italy	—	—	3.2	—	—
Japan	—	4.4	3.7	—	11.2
Mauritus	—	—	—	—	3.2
Netherlands	—		5.0	—	0.8
Peru	4.5	—	—	—	—
Republic of Korea	—	0.7	—	—	5.1
Spain	—	—	—	—	6.2
Sweden	—	1.6	—	—	—
United Kingdom	—	6.9	0.4	—	7.4
United States	22.6	76.3	74.0	—	54.4
Asset Backed Securities	—	—	—	12.4	—
Coporate Obligations	—	—	—	86.6	—
Exchange Traded Funds	—	4.1	6.0	—	—
Municipal Debt Obligations	—	—	—	1.1	—
Short-Term and other Net Assets (Liabilities)	6.5	(1.3)	(5.8)	(0.1)	4.0
	100.0%	100.0%	100.0%	100.0%	100.0%

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Canada - 66.4%
Commercial Services & Supplies - 2.1%
Alexco Resource Corp. (a)	1,578,031	$1,925,198
Metals & Mining - 64.3% (c)
Americas Gold & Silver Corp. (a)	1,072,154	1,630,363
Bear Creek Mining Corp. (a)	1,434,762	1,203,026
Canada Cobalt Works, Inc. (a)	1,277,161	290,408
Endeavour Silver Corp. (a)	1,705,255	2,285,042
Excellon Resources, Inc. (a)	2,596,733	1,014,853
First Majestic Silver Corp. (a)	1,647,051	10,195,246
Fortuna Silver Mines, Inc. (a)	768,164	1,768,529
Great Panther Mining, Ltd. (a)	3,379,410	1,041,534
Hudbay Minerals, Inc.	1,034,782	1,955,887
Kootenay Silver, Inc. (a)(e)	6,570,289	770,339
MAG Silver Corp. (a)	511,153	3,944,519
Mandalay Resources Corp. (a)(d)	1,612,061	824,759
Maya Gold & Silver, Inc. (a)(d)	1,512,882	1,042,774
Minaurum Gold, Inc. (a)(d)	4,773,140	1,017,510
Minco Silver Corp. (a)(d)	1,088,483	344,187
Mirasol Resources, Ltd. (a)	1,002,891	224,480
Pan American Silver Corp.	858,551	12,353,910
Sabina Gold & Silver Corp. (a)	1,619,094	1,346,081
Sierra Metals, Inc. (a)(d)	1,266,951	963,290
Silvercorp Metals, Inc. (a)	1,152,850	3,776,479
SilverCrest Metals, Inc. (a)	827,326	4,332,689
SSR Mining, Inc. (a)	331,084	3,775,953
Trevali Mining Corp. (a)	9,444,252	570,427
Yamana Gold, Inc.	1,283,721	3,530,233
Total Metals & Mining		60,202,518
Total Canada		62,127,716

Peru - 4.5%
Metals & Mining - 4.5% (c)
Hochschild Mining PLC	3,175,899	4,197,241

United States - 22.6%
Metals & Mining - 22.6% (c)
Coeur Mining, Inc. (a)	2,544,256	8,167,062
Gold Resource Corp.	398,261	1,095,218
Golden Minerals Co. (a)	1,524,317	320,259
Hecla Mining Co.	5,641,832	10,268,134
McEwen Mining, Inc.	2,056,696	1,359,064
Total Metals & Mining		21,209,737
Total United States		21,209,737
TOTAL COMMON STOCKS (Cost $138,760,933)		87,534,694

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2020 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 4.9%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (b)	4,596,605	$4,596,605
TOTAL MONEY MARKET FUNDS (Cost $4,596,605)		4,596,605

Total Investments (Cost $143,357,538) - 98.4%		92,131,299
Liabilities in Excess of Other Assets - 1.6%		1,543,389
TOTAL NET ASSETS - 100.0%		$93,674,688

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2020.
(c)	As of March 31, 2020, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $4,192,520, which represents 4.48% of total net assets.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Finland - 0.1%
Software - 0.1%
F-Secure Oyj	574,485	$1,504,800

Israel - 7.2%
Communications Equipment - 0.9%
Radware, Ltd. (a)	524,590	11,053,111
Software - 6.3%
Check Point Software Technologies, Ltd. (a)(b)	336,574	33,839,150
CyberArk Software, Ltd. (a)(b)	300,454	25,706,844
Tufin Software Technologies Ltd. (a)(b)	1,543,242	13,549,665
Total Software		73,095,659
Total Israel		84,148,770

Japan - 4.4%
Software - 4.4%
Digital Arts, Inc.	262,454	11,398,839
FFRI, Inc. (a)(b)	247,124	4,332,283
Trend Micro, Inc.	704,187	34,971,947
Total Software		50,703,069

Republic of Korea - 0.7%
Software - 0.7%
Ahnlab, Inc.	174,174	8,141,045

Sweden - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fingerprint Cards AB - Class B (b)	13,980,838	18,598,625

United Kingdom - 6.9%
Aerospace & Defense - 2.9%
BAE Systems PLC	1,727,848	11,198,637
QinetiQ Group PLC	2,713,148	10,851,379
Ultra Electronics Holdings PLC	455,628	11,363,960
Total Aerospace & Defense		33,413,976
IT Services - 0.4%
NCC Group PLC	2,362,776	4,871,763
Software - 3.6%
Avast Plc	6,468,133	31,605,951
Mimecast, Ltd. (a)	294,017	10,378,800
Total Software		41,984,751
Total United Kingdom		80,270,490

United States - 76.3%
Aerospace & Defense - 2.5%
Parsons Corp. (a)	895,115	28,607,875

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Communications Equipment - 8.6%
Cisco Systems, Inc.	1,172,172	$46,078,081
F5 Networks, Inc. (a)(b)	102,189	10,896,413
Juniper Networks, Inc.	1,595,766	30,542,961
NetScout Systems, Inc. (a)(b)	539,188	12,762,580
Total Communications Equipment		100,280,035
Internet Software & Services - 0.5%
Zix Corp. (a)(b)	1,241,005	5,348,732
IT Services - 15.3%
Akamai Technologies, Inc. (a)	455,318	41,657,044
Booz Allen Hamilton Holding Corp. (b)	205,250	14,088,360
CACI International, Inc. - Class A (a)	155,503	32,834,459
Leidos Holdings, Inc.	150,679	13,809,730
ManTech International Corp. - Class A	164,059	11,922,168
Okta, Inc. (a)(b)	137,944	16,865,034
Science Applications International Corp.	441,935	32,981,609
VeriSign, Inc. (a)	76,196	13,722,138
Total IT Services		177,880,542
Software - 49.4% (e)
A10 Networks, Inc. (a)	996,736	6,189,731
Cloudflare, Inc. - Class A (a)(b)	2,068,926	48,578,383
CommVault Systems, Inc. (a)(b)	816,050	33,033,704
Crowdstrike Holdings, Inc. - Class A (a)(b)	318,327	17,724,447
Everbridge, Inc. (a)(b)	164,373	17,482,712
FireEye, Inc. (a)	2,319,805	24,543,537
ForeScout Technologies, Inc. (a)	374,114	11,818,261
Fortinet, Inc. (a)	367,930	37,223,478
MobileIron, Inc. (a)	1,899,444	7,217,887
NortonLifeLock, Inc.	1,530,622	28,637,938
OneSpan, Inc. (a)	751,017	13,630,959
Palo Alto Networks, Inc. (a)	189,069	30,999,753
Ping Identity Holding Corp. (a)(b)	1,715,868	34,351,677
Proofpoint, Inc. (a)(b)	332,499	34,111,073
Qualys, Inc. (a)(b)	437,810	38,085,092
Rapid7, Inc. (a)	230,249	9,976,689
SailPoint Technologies Holding, Inc. (a)(b)	1,572,855	23,938,853
SecureWorks Corp. - Class A (a)(b)(d)	909,155	10,464,374
SolarWinds Corp. (a)(b)	2,076,684	32,541,638
Splunk, Inc. (a)	298,680	37,702,376
Tenable Holdings, Inc. (a)	1,494,784	32,675,978
Varonis Systems, Inc. (a)(b)	171,105	10,894,255
Verint Systems, Inc. (a)(b)	254,123	10,927,289
Zscaler, Inc. (a)(b)	322,584	19,632,462
Total Software		572,382,546
Total United States		884,499,730
TOTAL COMMON STOCKS (Cost $1,217,436,977)		1,127,866,529

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 25.1%
ETFMG Sit Ultra Short ETF (d)	1,000,000	$48,080,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	243,676,366	243,676,366
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $293,785,243)		291,756,366

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class 0.30% (c)	32,213,192	32,213,192
TOTAL SHORT-TERM INVESTMENTS (Cost $32,213,192)		32,213,192

Total Investments (Cost $1,543,435,412) - 125.2%		1,451,836,087
Liabilities in Excess of Other Assets - (25.2)%		(291,965,062)
TOTAL NET ASSETS - 100.0%		$1,159,871,025

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of March 31, 2020.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(e)	As of March 31, 2020 the Fund had a significant portion of its assets in the Software Industry.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 0.4%
IT Services - 0.4% (d)
EML Payments, Ltd. (a)	1,357,165	$1,920,024

Brazil - 1.2%
IT Services - 1.2% (d)
Cielo SA	6,526,129	5,639,291

Cyprus - 1.2%
IT Services - 1.2% (d)
QIWI PLC - ADR	551,683	5,908,525

France - 6.2%
Electronic Equipment, Instruments & Components - 3.1%
Ingenico Group SA	136,554	14,599,697
IT Services - 3.1% (d)
Worldline SA (a)	250,646	14,844,701
Total France		29,444,398

Germany - 3.7%
IT Services - 3.7% (d)
Wirecard AG (b)	153,344	17,698,742

Hong Kong - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd. (a)	5,157,894	1,942,672
IT Services - 0.4% (d)
Huifu Payment, Ltd. (a)	5,972,171	1,764,054
Total Hong Kong		3,706,726

Italy - 3.2%
IT Services - 3.2% (d)
Nexi SpA (a)	1,188,016	15,537,106

Japan - 3.7%
Consumer Finance - 0.6%
Jaccs Co, Ltd.	157,917	2,693,511
IT Services - 2.9% (d)
GMO Payment Gateway, Inc.	199,794	14,084,525
Software - 0.2%
Intelligent Wave, Inc.	191,977	885,567
Total Japan		17,663,603

Netherlands - 5.0%
IT Services - 5.0% (d)
Adyen NV (a)	28,160	23,933,050

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 0.4%
Commercial Services & Supplies - 0.4%
PayPoint PLC	304,455	$2,026,952

United States - 74.0%
Consumer Finance - 9.8%
American Express Co. (b)	301,605	25,820,403
Discover Financial Services	272,977	9,737,090
Green Dot Corp. - Class A (a)	449,427	11,410,952
Total Consumer Finance		46,968,445
IT Services - 61.0% (d)
Euronet Worldwide, Inc. (a)	97,351	8,344,928
EVERTEC, Inc.	386,511	8,785,395
Evo Payments, Inc. - Class A (a)	458,754	7,018,936
Fidelity National Information Services, Inc.	272,210	33,111,624
Fiserv, Inc. (a)	322,206	30,606,348
FleetCor Technologies, Inc. (a)	76,557	14,280,943
Global Payments, Inc. (b)	200,343	28,895,471
I3 Verticals, Inc. - Class A (a)	139,779	2,668,381
International Money Express, Inc. (a)	169,694	1,549,306
MasterCard, Inc. - Class A	127,049	30,689,956
Net 1 UEPS Technologies, Inc. (a)(b)	594,512	1,730,030
Pagseguro Digital, Ltd. - Class A (a)(b)	519,483	10,041,606
PayPal Holdings, Inc. (a)	349,442	33,455,577
Paysign, Inc. (a)(b)	210,597	1,086,681
Square, Inc. - Class A (a)	369,907	19,375,729
StoneCo, Ltd. - Class A (a)(b)	410,848	8,944,161
Visa, Inc. - Class A (b)	203,191	32,738,134
Western Union Co. (b)	603,960	10,949,795
WEX, Inc. (a)	75,004	7,841,668
Total IT Services		292,114,669
Software - 1.8%
ACI Worldwide, Inc. (a)	359,902	8,691,633
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	386,919	6,848,466
Total United States		354,623,213
TOTAL COMMON STOCKS (Cost $627,584,432)		478,101,630

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.0%
ETFMG Sit Ultra Short ETF (e)	600,000	28,848,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	76,435,279	76,435,279
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $106,517,546)		105,283,279

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	882,104	$882,104
TOTAL SHORT-TERM INVESTMENTS (Cost $882,104)		882,104

Total Investments (Cost $734,984,082) - 122.0%		584,267,013
Liabilities in Excess of Other Assets - (22.0)%		(105,209,208)
TOTAL NET ASSETS - 100.0%		$479,057,805

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of March 31, 2020.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)	As of March 31, 2020 the Fund had a significant portion of its assets in the IT Services Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 12.4%
Air Canada Class B Pass Through Trust
Series 2013-1, 5.375%, 11/15/2022 (a)	$1,078,096	$1,093,617
Carvana Auto Receivables Trust
Series 2019-2, 2.580%, 03/15/2023 (a)	3,480,000	3,406,551
Continental Airlines Class A Pass Through Trust
Series 2010-1, 4.750%, 01/12/2021	499,350	503,794
DT Auto Owner Trust
Series 2019-4, 2.360%, 01/16/2024 (a)	1,105,000	1,084,922
Hertz Vehicle Financing II LP
Series 2017-2, 3.290%, 10/25/2023 (a)	1,950,000	1,886,054
United Auto Credit Securitization Trust
Series 2018-2, 4.260%, 05/10/2023 (a)	1,000,000	990,663
Westlake Automobile Receivables Trust
Serires 2019-2, 2.570%, 02/15/2023 (a)	2,862,948	2,853,948
TOTAL ASSET BACKED SECURITIES (Cost $12,096,804)		11,819,549

CORPORATE OBLIGATIONS - 86.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.
2.875%, 05/11/2020	430,000	430,306
2.021% (3 Month LIBOR + 0.290%) 05/11/2020 (b)	643,000	643,121
3.000%, 05/11/2021	340,000	342,728
Lockheed Martin Corp.
2.500%, 11/23/2020	599,000	601,973
Textron, Inc.
2.284% (3 Month LIBOR + 0.550%) 11/10/2020 (b)	700,000	700,036
		2,718,164
Airlines - 0.6%
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 03/03/2024	580,877	544,119

Automotive - 4.2%
American Honda Finance Corp.
2.043% (3 Month LIBOR + 0.280%) 11/02/2020 (b)	1,000,000	987,535
Hyundai Capital America
2.850%, 11/01/2022 (a)	3,000,000	2,933,546
		3,921,081

Automotive Equipment Rental and Leasing - 1.6%
General Motors Financial Co. Inc.
3.150%, 06/30/2022	1,688,000	1,522,370

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Banks - 18.6%
Bank of America Corp.
2.250%, 04/21/2020	$123,000	$122,982
2.369%, 07/21/2021	1,000,000	999,506
Bank of Nova Scotia
1.639% (3 Month LIBOR + 0.640%) 03/07/2022 (b)	150,000	144,592
Barclays PLC
3.844% (3 Month LIBOR + 2.110%) 08/10/2021 (b)	450,000	434,729
3.459% (3 Month LIBOR + 1.625%) 01/10/2023 (b)	1,300,000	1,250,524
Commonwealth Bank of Australia
1.569% (3 Month LIBOR + 0.680%) 09/18/2022 (a)(b)	2,539,000	2,442,961
Fulton Financial Corp.
3.600%, 03/16/2022	600,000	605,045
HSBC Holdings PLC
3.400% (3 Month LIBOR + 1.500%) 01/05/2022 (b)	2,700,000	2,589,419
JPMorgan Chase & Co.
4.250%, 10/15/2020 (c)	65,000	65,747
JPMorgan Chase Bank NA
3.086%, 04/26/2021	1,000,000	999,611
PNC Bank NA
2.053% (3 Month LIBOR + 0.360%) 05/19/2020 (b)	340,000	339,502
Swedbank AB
1.441% (3 Month LIBOR + 0.700%) 03/14/2022 (a)(b)	200,000	193,879
Truist Bank
2.250% (3 Month LIBOR + 0.590%) 06/01/2020 (b)	1,175,000	1,172,860
2.353%, 08/02/2022	1,655,000	1,562,536
US Bank NA
2.051% (3 Month LIBOR + 0.250%) 07/24/2020 (b)	2,000,000	1,995,377
Wells Fargo & Co.
2.600%, 07/22/2020	298,000	298,074
Westpac Banking Corp.
2.418% (3 Month LIBOR + 0.570%) 01/11/2023 (b)	2,500,000	2,421,343
		17,638,687
Beverages - 1.1%
Constellation Brands, Inc.
2.392% (3 Month LIBOR + 0.700%) 11/15/2021 (b)	1,175,000	1,107,897
Biotechnology - 3.5%
AbbVie, Inc.
2.346% (3 Month LIBOR + 0.650%) 11/21/2022 (a)(b)	3,000,000	2,807,840
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	495,000	501,952
2.054% (3 Month LIBOR + 0.350%) 05/14/2021 (b)	120,000	115,312
		3,425,104

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Business Support Services - 2.3%
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (a)	$1,200,000	$1,189,332
4.250%, 10/25/2022 (a)	1,000,000	959,777
Pentair Finance Sarl
3.625%, 09/15/2020	50,000	49,746
		2,198,855
Capital Markets - 6.3%
Ares Capital Corp.
3.625%, 01/19/2022	1,500,000	1,406,765
Bank of New York Mellon Corp.
2.562% (3 Month LIBOR + 0.870%) 08/17/2020 (b)	175,000	175,037
2.450%, 11/27/2020	1,565,000	1,559,058
Charles Schwab Corp.
2.016% (3 Month LIBOR + 0.320%) 05/21/2021 (b)	500,000	490,584
Morgan Stanley
2.800%, 06/16/2020	1,000,000	999,897
3.219% (3 Month LIBOR + 1.400%) 04/21/2021 (b)	150,000	148,970
State Street Corp.
2.592% (3 Month LIBOR + 0.900%) 08/18/2020 (b)	1,200,000	1,193,365
		5,973,676
Chemicals - 3.1%
Albemarle Corp.
2.742% (3 Month LIBOR + 1.050%) 11/15/2022 (a)(b)	3,085,000	2,938,985
Consumer Finance - 0.4%
American Express Credit Corp.
1.791% (3 Month LIBOR + 1.050%) 09/14/2020 (b)	350,000	348,133
Converted Paper Product Manufacturing - 0.3%
Georgia-Pacific LLC
5.400%, 11/01/2020	325,000	328,136
Cosmetics & Toiletries - 0.7%
Unilever Capital Corp.
1.800%, 05/05/2020	675,000	674,551
Depository Credit Intermediation - 3.5%
BBVA USA
1.498% (3 Month LIBOR + 0.730%) 06/11/2021 (b)	500,000	485,273
Citibank NA
2.295% (3 Month LIBOR + 0.600%) 05/20/2022 (b)	200,000	193,313
Fifth Third Bank
2.200%, 10/30/2020	1,700,000	1,694,698
Manufacturers & Traders Trust Co.
2.064% (3 Month LIBOR + 0.270%) 01/25/2021 (b)	400,000	394,447
2.220% (3 Month LIBOR + 0.640%) 12/01/2021 (c)	340,000	330,401
Wells Fargo Bank NA
2.082%, 09/09/2022	200,000	199,216
		3,297,348

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Diversed Financial Services - 1.1%
Century Housing Corp.
3.824%, 11/01/2020	$1,000,000	$1,015,435
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.
2.233% (3 Month LIBOR + 0.550%) 05/22/2020 (b)	1,100,000	1,099,869
Electric Power Generation, Transmission and Distribution - 1.6%
Duke Energy Indiana LLC
3.750%, 07/15/2020	1,500,000	1,505,515
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.
3.500%, 04/01/2022	2,500,000	2,487,492
Equity Real Estate Investment Trusts (REITs) - 2.7%
AvalonBay Communities, Inc.
2.261% (3 Month LIBOR + 0.430%) 01/15/2021 (b)	1,565,000	1,540,406
Weyerhaeuser Co.
4.700%, 03/15/2021	1,000,000	1,009,400
		2,549,806
Finance - 1.6%
Avolon Holdings Funding, Ltd.
3.625%, 05/01/2022 (a)	1,750,000	1,553,550
Food Products - 0.6%
Conagra Brands, Inc.
2.552% (3 Month LIBOR + 0.750%) 10/22/2020 (b)	533,000	527,407
Grain and Oilseed Milling - 0.7%
Bunge Ltd Finance Corp.
3.000%, 09/25/2022	706,000	695,936
Health Care Providers & Services - 1.4%
Cigna Corp.
1.493%, (3 Month LIBOR + 0.650%) 09/17/2021 (b)	1,350,000	1,296,351
Hotels, Restaurants & Leisure - 0.2%
Choice Hotels International, Inc.
5.750%, 07/01/2022	200,000	184,500
Industrials - 0.6%
Perrigo Finance Unlimited Co.
3.500%, 12/15/2021	200,000	206,690
3.500%, 03/15/2021	500,000	499,878
		706,568

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Insurance - 6.1%
Infinity Property & Casualty Corp.
5.000%, 09/19/2022	$1,050,000	$1,023,322
Jackson National Life Global Funding
2.154% (3 Month LIBOR + 0.600%) 01/06/2023 (a)(b)	2,000,000	1,933,801
Metropolitan Life Global Funding I
2.145% (3 Month SOFR + 0.570%) 01/13/2023 (a)(b)	2,000,000	1,748,834
Progressive Corp.
3.750%, 08/23/2021	1,000,000	1,022,225
		5,728,182
Insurance and Employee Benefit Funds - 0.2%
Athene Global Funding
3.138% (3 Month LIBOR + 1.230%) 07/01/2022 (a)(b)	200,000	201,341
Media - 1.2%
Comcast Corp.
2.239% (3 Month LIBOR + 0.330%) 10/01/2020 (b)	1,100,000	1,093,025
Motor Vehicle Manufacturing - 3.5%
BMW US Capital LLC
2.540% (3 Month LIBOR + 0.640%) 04/06/2022 (a)(b)	990,000	945,094
Daimler Finance North America LLC
2.563% (3 Month LIBOR + 0.880%) 02/22/2022 (a)(b)	2,422,000	2,284,927
		3,230,021
Multiline Retail - 1.1%
Dollar Tree, Inc.
2.536%, (3 Month LIBOR + 0.700%) 04/17/2020 (b)	1,097,000	1,096,771
Multi-Utilities - 3.9%
Ameren Corp.
2.700%, 11/15/2020	1,000,000	997,163
CenterPoint Energy Houston Electric LLC
1.850%, 06/01/2021	350,000	344,353
Duke Energy Florida LLC
4.550%, 04/01/2020	2,000,000	2,000,000
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/2021	150,000	153,074
WEC Energy Group, Inc.
2.450%, 06/15/2020	225,000	224,822
		3,719,412
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC
1.702% (3 Month LIBOR + 0.650%) 09/19/2022 (b)	130,000	129,826
Marathon Petroleum Corp.
5.125%, 03/01/2021	100,000	96,985
MPLX LP
2.099%, (3 Month LIBOR + 1.100%) 09/09/2022 (b)	1,859,000	1,730,341
Phillips 66
2.247% (3 Month LIBOR + 0.600%) 02/26/2021 (b)	224,000	209,559
		2,166,711

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Other Financial Investment Activities - 1.1%
Diageo Capital PLC
4.828%, 07/15/2020	$1,000,000	$1,007,584
Professional Services - 1.8%
Equifax, Inc. (b)
2.562%, (3 Month LIBOR + 0.870%) 08/15/2021	1,747,000	1,705,299
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
1.850%, 05/11/2020	200,000	199,864
1.811% (3 Month LIBOR + 0.080%) 05/11/2020 (b)	300,000	299,813
		499,677
Specialty Retail - 1.2%
AutoZone, Inc.
2.500%, 04/15/2021	100,000	99,604
Home Depot, Inc.
1.464% (3 Month LIBOR + 0.150%) 06/05/2020 (b)	1,000,000	995,894
		1,095,498
Trading Companies & Distributors - 0.5%
GATX Corp.
2.461% (3 Month LIBOR + 0.720%) 11/05/2021 (b)	500,000	490,260
TOTAL CORPORATE OBLIGATIONS (Cost $85,179,119)		82,293,316

MUNICIPAL DEBT OBLIGATIONS - 1.1%
California Housing Finance
4.950%, 08/01/2020	1,000,000	1,011,110
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,004,125)		1,011,110

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 0.45% (d)	3,084,894	3,084,894
TOTAL SHORT TERM INVESTMENTS (Cost $3,084,894)		3,084,894

Total Investments (Cost $101,364,942) - 103.3%		98,208,869
Liabilities in Excess of Other Assets - (3.3)%		(3,170,610)
TOTAL NET ASSETS - 100.0%		$95,038,259

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the market value of these securities total $33,449,622, which represents 35.20% of total net assets.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2020.
(d)	The rate quoted is the annualized seven-day yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Travel Tech ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Australia - 1.8%
Internet & Direct Marketing Retail - 1.8%
Webjet, Ltd.	11,422	$25,784

Brazil - 1.4%
Hotels, Restaurants & Leisure - 1.4%
CVC Brasil Operadora e Agencia de Viagens SA	9,272	20,128

China - 4.4%
IT Services - 4.4%
TravelSky Technology, Ltd. (a)	35,812	63,192

Cyprus - 0.1%
Internet & Direct Marketing Retail - 0.1%
Yatra Online, Inc. (a)	2,066	2,128

Japan - 11.2%
Hotels, Restaurants & Leisure - 1.9%
Adventure, Inc.	1,600	26,784
Internet & Direct Marketing Retail - 9.3%
Airtrip Corp.	3,800	25,375
Open Door, Inc. (a)	5,200	35,690
Temairazu, Inc.	1,600	56,247
Veltra Corp. (a)	4,200	15,702
Total Internet & Direct Marketing Retail		133,014
Total Japan		159,798

Mauritius - 3.2%
Internet & Direct Marketing Retail - 3.2%
MakeMyTrip, Ltd. (a)	3,856	46,098

Netherlands - 0.8%
Interactive Media & Services - 0.8%
Trivago NV - ADR (a)	7,378	10,772

Republic of Korea - 5.1%
Hotels, Restaurants & Leisure - 5.1%
Hana Tour Service, Inc.	1,518	46,263
Lotte Tour Development Co., Ltd. (a)	3,777	26,559
Total Hotels, Restaurants & Leisure		72,822

Spain - 6.2%
IT Services - 6.2%
Amadeus IT Group SA (a)	1,850	88,143

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Travel Tech ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 7.4%
Electronic Equipment, Instruments & Components - 0.3%
Accesso Technology Group PLC (a)	1,978	$4,545
Internet & Direct Marketing Retail - 7.1%
Hostelworld Group PLC	18,390	12,175
On the Beach Group PLC	6,068	16,582
Trainline PLC (a)	16,770	70,822
Total Internet & Direct Marketing Retail		99,579
Total United Kingdom		104,124

United States - 54.4%
Interactive Media & Services - 3.9%
TripAdvisor, Inc.	3,241	56,361
Internet & Direct Marketing Retail - 28.0%
Booking Holdings, Inc. (a)	98	131,842
Despegar.com Corp. (a)	7,399	41,952
Expedia Group, Inc. (a)	1,041	58,577
Tongcheng-Elong Holdings, Ltd. (a)	47,268	66,457
Trip.com Group, Ltd. - ADR (a)	4,311	101,093
Total Internet & Direct Marketing Retail		399,921
IT Services - 1.8%
Sabre Corp.	4,261	25,268
Road & Rail - 20.7%
Lyft, Inc. - Class A (a)	4,096	109,978
Uber Technologies, Inc. (a)	6,654	185,779
Total Road & Rail		295,757
Total United States		777,307
TOTAL COMMON STOCKS (Cost $2,404,424)		1,370,296

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (b)	32,288	32,288
TOTAL SHORT-TERM INVESTMENTS (Cost $32,288)		32,288

Total Investments (Cost $2,436,712) - 98.3%		1,402,584
Other Assets in Excess of Liabilities - 1.7%		24,505
TOTAL NET ASSETS - 100.0%		$1,427,089

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Travel Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$91,360,960	$1,393,291,713	$555,419,013	$98,208,869	$1,402,584
Investments in affiliated securities, at value*	770,339	58,544,374	28,848,000	—	—
Total Investments in securities, at value	$92,131,299	$1,451,836,087	$584,267,013	$98,208,869	$1,402,584
Cash	1,653,045	6,636,382	152	—	—
Foreign currency*	—	—	72	—	24,905
Receivables:
Dividends and interest receivable	14,112	236,611	125,381	611,463	615
Securities lending income receivable	—	248,394	66,022	—	—
Receivable for investments sold	—	—	—	707,357	—
Total Assets	93,798,456	1,458,957,474	584,458,640	99,527,689	1,428,104

LIABILITIES
Collateral received for securities loaned (Note 7)	$—	$291,376,366	$105,055,279	$—	$—
Payables:
Payable for investments purchased	—	—	—	3,459,191	—
Payable for fund shares redeemed	—	7,108,520	—	—	—
Management fees payable	63,465	601,563	345,556	24,650	1,015
Foreign currency transactions	60,303	—	—	1,005,589	—
Total Liabilities	123,768	299,086,449	105,400,835	4,489,430	1,015
Net Assets	$93,674,688	$1,159,871,025	$479,057,805	$95,038,259	$1,427,089

NET ASSETS CONSIST OF:
Paid-in Capital	$184,636,898	$1,453,587,285	$612,278,105	$98,996,130	$2,500,000
Total Distributable Earnings	(90,962,210)	(293,716,260)	(133,220,300)	(3,957,871)	(1,072,911)
Net Assets	$93,674,688	$1,159,871,025	$479,057,805	$95,038,259	$1,427,089

*Identified Cost:

Investments in unaffiliated securities	$142,096,828	$1,480,654,562	$704,901,815	$101,364,942	$2,436,712
Investments in affiliated securities	1,260,710	62,780,850	30,082,267	—	—
Foreign currency	—	4,839	77	—	24,899

Shares Outstanding^	13,900,000	32,350,000	12,800,000	1,975,000	100,000

Net Asset Value, Offering and Redemption Price per Share	$6.74	$35.85	$37.43	$48.12	$14.27

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS
For the Period ended March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Travel Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $19,153, $150,187, $21,189, $-, $-)	$136,327	$23,825,071	$1,902,740	$—	$1,635
Interest	3,511	74,291	14,307	587,694	25
Securities lending income	—	984,438	279,819	—	—
Total Investment Income	139,838	24,883,800	2,196,866	587,694	1,660

Expenses:
Management fees	428,999	4,354,996	2,567,398	75,139	1,792
Total Expenses	428,999	4,354,996	2,567,398	75,139	1,792
Net Investment Income (Loss)	(289,161)	20,528,804	(370,532)	512,555	(132)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(3,804,655)	(18,035,026)	(2,314,544)	(969,255)	(39,247)
Affiliated Investments	(46,488)	—	—	—	—
In-Kind redemptions	4,738,927	88,747,743	46,216,275	—	—
Foreign currency and foreign currency translation	(1,750)	33,509	(35,512)	—	590
Net Realized Gain (Loss) on Investments and In-Kind redemptions	886,034	70,746,226	43,866,219	(969,255)	(38,657)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(45,888,877)	(110,330,742)	(168,175,238)	(3,156,073)	(1,034,123)
Affiliated Investments	(573,281)	(4,236,476)	(1,234,267)	—	—
Foreign currency and foreign currency translation	395	16,623	4,583	—	—
Net change in Unrealized Appreciation (Depreciation) of Investments	(46,461,763)	(114,550,595)	(169,404,922)	(3,156,073)	(1,034,122)
Net Realized and Unrealized Gain (Loss) on Investments	(45,575,729)	(43,804,369)	(125,538,703)	(4,125,328)	(1,072,779)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,864,890)	$(23,275,565)	$(125,909,235)	$(3,612,773)	$(1,072,911)

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$(289,161)	$(119,940)
Net realized gain (loss) on investments and In-Kind Redemptions	886,034	(6,657,841)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(46,461,763)	10,893,314
Net increase (decrease) in net assets resulting from operations	(45,864,890)	4,115,533

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,980,500)	(815,294)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	41,401,505	51,552,865
Net increase (decrease) in net assets	$(6,443,885)	$54,853,104

NET ASSETS
Beginning of Year/Period	100,118,573	45,265,469
End of Year/Period	$93,674,688	$100,118,573

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	5,950,000	$65,126,775	7,000,000	$67,300,540
Shares Redeemed	(2,650,000)	(23,725,270)	(1,600,000)	(15,747,675)
Net Transactions in Fund Shares	3,300,000	$41,401,505	5,400,000	$51,552,865
Beginning Shares	10,600,000		5,200,000
Ending Shares	13,900,000		10,600,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$20,528,804	$2,971,168
Net realized gain (loss) on investments and In-Kind Redemptions	70,746,226	119,111,232
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(114,550,595)	(254,577,838)
Net increase (decrease) in net assets resulting from operations	(23,275,565)	(132,495,438)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(20,696,000)	(2,039,082)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(223,375,045)	(274,135,215)
Transaction Fees (See Note 1)	17,258	8,658
Net increase (decrease) in net assets from capital share transactions	(223,357,787)	(274,126,557)
Total increase (decrease) in net assets	$(267,329,352)	$(408,661,077)

NET ASSETS
Beginning of Year/Period	1,427,200,377	1,835,861,454
End of Year/Period	$1,159,871,025	$1,427,200,377

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	3,150,000	$132,392,715	11,550,000	$440,845,035
Transaction Fees (See Note 1)	—	17,258	—	8,658
Shares Redeemed	(8,900,000)	(355,767,760)	(19,250,000)	(714,980,250)
Net Transactions in Fund Shares	(5,750,000)	$(223,357,787)	(7,700,000)	$(274,126,557)
Beginning Shares	38,100,000		45,800,000
Ending Shares	32,350,000		38,100,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$(370,532)	$322,006
Net realized gain (loss) on investments and In-Kind Redemptions	43,866,219	82,012,727
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(169,404,922)	(59,701,724)
Net increase (decrease) in net assets resulting from operations	(125,909,235)	22,633,009

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(216,000)	(2,286,407)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(138,080,930)	199,832,445
Transaction Fees (See Note 1)	66,443	144,218
Net increase (decrease) in net assets from capital share transactions	(138,014,487)	199,976,663
Total increase (decrease) in net assets	$(264,139,722)	$220,323,265

NET ASSETS
Beginning of Year/Period	743,197,527	522,874,262
End of Year/Period	$479,057,805	$743,197,527

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	4,350,000	$214,443,685	14,050,000	$645,140,560
Transaction Fees (See Note 1)	—	66,443	—	144,218
Shares Redeemed	(7,500,000)	(352,524,615)	(10,300,000)	(445,308,115)
Net Transactions in Fund Shares	(3,150,000)	$(138,014,487)	3,750,000	$199,976,663
Beginning Shares	15,950,000		12,200,000
Ending Shares	12,800,000		15,950,000

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2020 (Unaudited)[1]
OPERATIONS
Net investment gain (loss)	$512,555
Net realized gain (loss) on investments	(969,255)
Net change in unrealized appreciation (depreciation) of investments	(3,156,073)
Net increase (decrease) in net assets resulting from operations	(3,612,773)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(345,098)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	98,996,130
Net increase (decrease) in net assets	$95,038,259

NET ASSETS
Beginning of Year/Period	—
End of Year/Period	$95,038,259

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)[1]
	Shares	Amount
Shares Sold	2,025,000	$101,512,190
Shares Redeemed	(50,000)	(2,516,060)
Net Transactions in Fund Shares	1,975,000	$98,996,130
Beginning Shares	—
Ending Shares	1,975,000

[1]	Fund commenced operations on October 8, 2019. The information presented is for the period from October 8, 2019 to March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2020 (Unaudited)[1]
OPERATIONS
Net investment gain (loss)	$(132)
Net realized gain (loss) on investments and In-Kind Redemptions	(38,657)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(1,034,122)
Net increase (decrease) in net assets resulting from operations	(1,072,911)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	2,500,000
Net increase (decrease) in net assets	$1,427,089

NET ASSETS
Beginning of Year/Period	—
End of Year/Period	$1,427,089

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)[1]
	Shares	Amount
Shares Sold	100,000	$2,500,000
Shares Redeemed	—	—
Net Transactions in Fund Shares	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

[1]	Fund commenced operations on February 12, 2020. The information presented is for the period from February 12, 2020 to March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net Asset Value, Beginning Year/Period	$9.45	$8.70	$11.84	$15.57	$5.28	$10.00
Income (Loss) from Investment Operations:
Net investment (loss) [1]	(0.02)	(0.02)	(0.03)	(0.06)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.69)	0.91	(3.11)	(3.61)	10.47	(4.69)
Total from investment operations	(2.71)	0.89	(3.14)	(3.67)	10.41	(4.72)
Less Distributions:
Distributions from net investment income	—	(0.14)	—	(0.06)	(0.12)	—
Total distributions	—	(0.14)	—	(0.06)	(0.12)	—
Net asset value, end year/period	$6.74	$9.45	$8.70	$11.84	$15.57	$5.28
Total Return	-27.66%[2]	10.45%	-26.50%	-23.53%	201.99%	-47.20%

Ratios/Supplemental Data:
Net assets at end year/period (000’s)	$93,675	$100,119	$45,265	$58,033	$77,065	$3,432

Expenses to Average Net Assets before legal expense	0.69%[3]	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%[3]	0.69%	0.69%	0.72%[2]	0.69%	0.69%
Net Investment Loss to Average Net Assets	-0.46%[3]	-0.21%	-0.32%	-0.48%	-0.45%	-0.39%
Portfolio Turnover Rate	14%[2]	34%	36%	69%	33%	55%

[1]	Calculated based on average shares outstanding during the year/period.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]

Net Asset Value, Beginning Year/Period	$37.46	$40.08	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.57	0.07	0.03	(0.01)	0.30	(0.05)
Net realized and unrealized gain (loss) on investments	(1.56)	(2.64)	9.94	2.34	2.52	0.33
Total from investment operations	(0.99)	(2.57)	9.97	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.62)	(0.05)	(0.00)[3]	(0.13)	(0.19)	—
Total distributions	(0.62)	(0.05)	(0.00)[3]	(0.13)	(0.19)	—
Net asset value, end year/period	$35.85	$37.46	$40.08	$30.11	$27.91	$25.28
Total Return	-2.44%[4]	-6.42%	33.16%	8.42%	11.23%	1.11%[4]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$1,159,871	$1,427,200	$1,835,861	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%[5]	0.60%	0.60%	0.68%	0.75%	0.75%[5]
Gross Expenses to Average Net Assets	0.60%[5]	0.60%	0.60%	0.72%[6]	0.75%	0.75%[5]
Net Investment Income (Loss) to Average Net Assets	0.19%[5]	0.19%	0.07%	-0.03%	1.21%	-0.19%[5]
Portfolio Turnover Rate	16%[4]	36%	41%	53%	34%	31%[4]

[1]	Commencement of operations on November 11, 2014.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]

Net Asset Value, Beginning Year/Period	$46.60	$42.86	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.02)	0.03	0.07	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	(9.13)	3.93	10.22	7.60	1.39	(1.46)
Total from investment operations	(9.15)	3.96	10.29	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.01)	(0.02)	(0.11)	—
Net realized gains	—	(0.18)	—	—	—	—
Total distributions	(0.02)	(0.23)	(0.01)	(0.02)	(0.11)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	—	0.01	0.01	—	—	—
Net asset value, end year/period	$37.43	$46.60	$42.86	$32.57	$24.96	$23.53
Total Return	-19.65%[3]	9.49%	31.62%	30.59%	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end year/period (000’s)	$479,058	$743,198	$522,874	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%	0.80%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	-0.09%[4]	0.06%	0.16%	0.12%	0.63%	-0.23%[4]
Portfolio Turnover Rate	5%[3]	28%	16%	31%	32%	8%[3]

[1]	Commencement of operations on July 15, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

Period Ended March 31, 2020 (Unaudited)[1]

Net Asset Value, Beginning Year/Period	$50.00
Income from Investment Operations:
Net investment income (loss)[2]	0.49
Net realized and unrealized gain (loss) on investments	(2.01)
Total from investment operations	(1.52)
Less Distributions:
Distributions from net investment income	(0.36)
Total distributions	(0.36)
Net asset at end of year/period	$48.12
Total Return	-3.07%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$95,038

Gross Expenses to Average Net Assets	0.30%[4]
Net Investment Income (Loss) to Average Net Assets	2.04%[4]
Portfolio Turnover Rate	111%[3]

[1]	Commencement of operations on October 8, 2019.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Travel Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

Period Ended March 31, 2020 (Unaudited) [1]

Net Asset Value, Beginning Year/Period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	—
Net realized and unrealized gain (loss) on investments	(10.73)
Total from investment operations	(10.73)
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset at end of year/period	$14.27
Total Return	-42.91%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$1,427

Gross Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	-0.06%[4]
Portfolio Turnover Rate	8%[3]

[1]	Commencement of operations on October 8, 2019.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), and ETFMG Travel Tech ETF (“AWAY”), (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
SILJ	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (“Prime Silver Index”).
HACK	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
IPAY	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
VALT	10/8/2019	Seeks to achieve its investment objective by investing in a diversified portfolio of high-quality short-term U.S. dollar denominated domestic and foreign debt securities and other instruments.
AWAY	2/12/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Funds did not hold any securities that were fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

SILJ

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$87,534,694	$—	$—	$87,534,694
Short Term Investments	4,596,605	—	—	4,596,605
Total Investments in Securities	$92,131,299	$—	$—	$92,131,299

HACK

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,866,529	$—	$—	$1,127,866,529
Short Term Investments	32,213,192	—	—	32,213,192
Investments Purchased with Securities Lending Collateral*	—	—	—	$291,756,366
Total Investments in Securities	$1,160,079,721	$—	$—	$1,451,836,087

IPAY

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$478,101,630	$—	$—	$478,101,630
Short Term Investments	882,104	—	—	882,104
Investments Purchased with Securities Lending Collateral*	—	—	—	105,283,279
Total Investments in Securities	$478,983,734	$—	$—	$584,267,013

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

VALT

Assets^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$11,819,549	$—	$11,819,549
Coporate Obligations	—	82,293,316	—	82,293,316
Municipal Obligations	—	1,011,110	—	1,011,110
Short Term Investments	3,084,894	—	—	3,084,894
Total Investments in Securities	$3,084,894	$95,123,975	$—	$98,208,869

AWAY

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,344,512	$—	$25,784	$1,370,296
Short Term Investments	32,288	—	—	32,288
Total Investments in Securities	$1,376,800	$—	$25,784	$1,402,584

^	See Schedule of Investments for classifications by country and industry.

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2020, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

SILJ	0.69%
HACK	0.60%
IPAY	0.75%
VALT	0.30%
AWAY	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. The Advisor has entered into an agreement with ETFMG Financial, LLC (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for SILJ, HACK, IPAY and AWAY. Reality Shares, LLC serves as the index provider for IFLY. VALT is actively-managed and does not seek to track the performance of any particular index.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2020, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2020:

	Purchases	Sales
SILJ	$27,467,186	$16,541,951
HACK	259,719,478	224,171,587
IPAY	65,080,708	33,924,106
VALT	126,477,919	63,174,917
AWAY	144,431	157,488

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2020:

	Purchases In-Kind	Sales In-Kind
SILJ	$45,866,429	$23,508,834
HACK	119,011,230	347,010,073
IPAY	197,051,915	336,912,210
VALT	—	—
AWAY	2,456,688	—

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Funds, except for SILJ, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended March 31, 2020, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended March 31, 2020 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
HACK	$283,060,683	$291,303,604
IPAY	99,485,388	105,011,622

* The cash collateral received was invested in the ETFMG Sit Ultra Short ETF and the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SILJ	$117,382,850	$5,646,858	$(22,798,705)	$(17,151,847)
HACK	1,749,536,332	205,354,606	(240,742,383)	(35,387,777)
IPAY	859,972,547	39,313,020	(35,922,484)	3,390,536

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2019, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
SILJ	1,429,166	$—	$1,429,166	$(27,394,249)	$(43,116,820)
HACK	287,885	—	287,885	(214,644,803)	(249,744,695)
IPAY	207,319	—	207,319	(10,692,920)	(7,095,065)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2019, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
SILJ	$(13,259,745)	$(14,134,394)	Indefinite
HACK	(117,867,305)	(96,756,036)	Indefinite
IPAY	(3,677,255)	(7,011,361)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2019.

	Late Year Ordinary Loss	Post- October Capital Loss
SILJ	$—	$—
HACK	—	—
IPAY	—	—

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Total Distributable Earnings/(Loss)	Paid-In Capital
SILJ	$(1,934,408)	$1,934,408
HACK	(151,282,049)	151,282,049
IPAY	(105,161,737)	105,161,737

The tax charter of distributions paid during the year ended September 30, 2019, and the year ended September 30, 2018 were as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
SILJ	$815,294	$—	$—	$—
HACK	2,039,082	—	125,955	—
IPAY	1,559,846	726,561	61,070	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended March 31, 2020. Secure Works Corp, and ETFMG Sit Ultra Short ETF are deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020. Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
SecureWorks Corp *	$—	4,797,703	(2,568,769)	$186,237	$(2,072,543)	$—	$10,464,374	909,155
ETFMG Sit Ultra Short
ETF *	$—	50,108,877	—	—	$(2,028,877)	$—	$48,080,000	1,000,000
Total	$—	54,906,580	(2,568,769)	186,237	$(4,101,420)	$—	$58,544,374	1,909,155

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime Junior Silver Miners ETF owned 5% or more of the voting securities of the following Company during the period ended March 31, 2020. Kootenay Silver, Inc, is deemed to be an affiliate of the Fund as of the period ended March 31, 2020 as defined by the 1940 Act. Transactions during the period in this security were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
Kootenay Silver, Inc.*	$—	694,532	(159,440)	$47,612	$(490,371)	$—	$770,339	6,570,289

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF is deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020. Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short
ETF *	$—	30,082,267	—	$—	$(1,234,267)	$—	$28,848,000	600,000

*Affiliate as of March 31, 2020.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2019-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 11 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds’ financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser’s future operations.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited) (Continued)

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial statements, other than those disclosed in Note 11 above.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”) and ETFMG Prime Mobile Payments ETF (“IPAY”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds. The Board reviewed information regarding each Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance satisfactorily tracked their underlying indexes. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser on a fund by fund basis and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board noted that the Adviser still bears most of the ordinary fees and expenses of each Fund and that the Funds would likely experience benefits from the unitary fee at the Funds’ projected asset levels. With respect to SILJ, the Board also noted that the Fund commenced operations on November 28, 2012 and that, as of February 29, 2020, the Fund had approximately $146 million in assets. The Board recognized that there would not likely be any additional economies of scale until the Fund’s assets grow. With respect to HACK and IPAY, the Board recognized that there were not likely to be any additional economies of scale for the Funds in the near term.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

ETFMG Sit Ultra Short ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 20, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Sit Ultra Short ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Adviser and Sit Fixed Income Advisors, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) comparative fee and expense data for the Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 20, 2019, and throughout the year. Among other things, the Adviser and Sub-Adviser provided responses to detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. Representatives of the Adviser and Sub-Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser would be providing investment advisory services to the Fund. The Board discussed the responsibilities of the Adviser, including: overseeing the activities of the Sub-Adviser as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws, and arranging for and overseeing transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place that are reasonably designed to prevent violations of the federal securities laws. The Board also considered the Adviser’s experience managing exchange-traded funds.

ETFMG Sit Ultra Short ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment sub-advisory services to the Adviser in the form of selecting and trading portfolio securities on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services industry, particularly in regards to fixed-income securities. The Board also considered representations from the Sub-Adviser and the determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place that are reasonably designed to prevent violations of federal securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Historical Performance

The Board noted that the Fund had not yet commenced operations and that there was therefore no prior performance to consider.

Cost of Services Provided and Economies of Scale

The Board reviewed the proposed investment advisory fee for the Fund and compared it to the net expense ratios of other funds in the industry falling within the same style category, or peer group, as the Fund, as determined by the Adviser. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratios for its peer funds, but within the range of expense ratios of the peer group.

The Board also noted the importance of the fact that the advisory fee for the Fund was a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered whether there were any collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board noted that the Adviser believes that any such benefits are de minimis and do not impact the reasonableness of the advisory fee.

ETFMG Sit Ultra Short ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Board noted that because the Fund was new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board reviewed the proposed sub-advisory fee to be paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser would provide as investment sub-adviser to the Fund. The Board also considered that the sub-advisory fee to be paid to the Sub-Adviser was to be paid out of the Adviser’s unified fee and represented an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined that the fee reflected an appropriate allocation of the advisory fee to be paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services to be rendered. The Trustees determined that, because the sub-advisory fee would be paid by the Adviser out of its unified fee, the anticipated profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board also considered that, for the same reasons, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) approved the Agreements for an initial term of two years.

ETFMG Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 17, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Travel Tech ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) comparative fee and expense data for the Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 17, 2019, and throughout the year. Among other things, the Adviser provided responses to detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. Representatives of the Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services to be provided under the Agreement, noting that the Adviser would be providing investment advisory services to the Fund. The Board discussed the responsibilities of the Adviser, including: the investment of the Fund’s assets in accordance with its investment objective and monitoring compliance with various fund policies and procedures and with applicable securities regulations, and arranging for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place that are reasonably designed to prevent violations of the federal securities laws. The Board also considered the Adviser’s experience managing exchange-traded funds.

ETFMG Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2020 (Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance

The Board noted that the Fund had not yet commenced operations and that there was therefore no prior performance to consider.

Cost of Services Provided and Economies of Scale

The Board reviewed the proposed investment advisory fee for the Fund and compared it to the net expense ratios of other funds in the industry falling within the same style category, or peer group, as the Fund, as determined by the Adviser. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratios for its peer ETFs, but that there are limited true peers for the Fund because of its niche strategy.

The Board also noted the importance of the fact that the advisory fee for the Fund was a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered whether there was any collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board noted that the Adviser believes that any such benefits are de minimis and do not impact the reasonableness of the advisory fee.

The Board noted that because the Fund was new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) approved the Agreement for an initial term of two years.

ETFMG™ ETFs

EXPENSE EXAMPLES

Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period’' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period		Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Prime Junior Silver Miners ETF
Actual	$1,000.00	$723.40	$2.97	[1]	0.69%
Hypothetical (5% annual)	1,000.00	1,021.55	3.49	[1]	0.69%
ETFMG Prime Cyber Security ETF
Actual	1,000.00	975.60	2.96	[1]	0.60%
Hypothetical (5% annual)	1,000.00	1,022.00	3.03	[1]	0.60%
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	803.50	3.38	[1]	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.79	[1]	0.75%

ETFMG™ ETFs

EXPENSE EXAMPLES

Six Months Ended March 31, 2020 (Unaudited) (Continued)

Fund Name	Beginning Account Value October 8, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period		Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Sit Ultra Short ETF
Actual	1,000.00	969.30	1.42	[2]	0.30%
Hypothetical (5% annual)	1,000.00	1,023.57	1.52	[2]	0.30%

Fund Name	Beginning Account Value February 12, 2020	Ending Account Value March 31, 2020	Expenses Paid During the Period		Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Travel Tech ETF
Actual	1,000.00	570.90	0.79	[3]	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.79	[3]	0.75%

1	The dollar amounts shown as expenses paid during the period are equal to the annualized six- month expense ratio multiplied by the average account value during the period, multiplied by 183/366 to reflect the number of days in the period).

2	The dollar amounts shown as expenses paid during the period are equal to the annualized six- month expense ratio multiplied by the average account value during the period, multiplied by 176/366 (to reflect the number of days in the period).

3	The dollar amounts shown as expenses paid during the period are equal to the annualized six- month expense ratio multiplied by the average account value during the period, multiplied by 49/366 (to reflect the number of days in the period).

ETFMG™ ETFs

Statement Regarding Liquidity Risk Management Program (unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Prime Junior Silver Miners ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Sit Ultra Short ETF, and ETFMG Travel Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2019, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
SILJ	24.52%
HACK	100.00%
IPAY	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	Dividends Received Deduction
SILJ	22.47%
HACK	100.00%
IPAY	85.17%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
SILJ	0.00%
HACK	0.00%
IPAY	68.95%

During the year ended September 30, 2019, the Funds did not declare any long-term realized gains distributions.

Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/19
SILJ	$258,662	$19,609	$0.02440207	$0.00184987	$10,600,000

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

September 30, 2019 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission ("SEC") on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial, Inc.

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

Foreside Financial Group, LLC

111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent

U.S Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)*  /s/ Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date  January 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date  January 15, 2021

By (Signature and Title)*  /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer/Treasurer

Date  January 15, 2021

* Print the name and title of each signing officer under his or her signature.